Related parties - Summary of Remuneration to Related Parties (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Salary	$ 392,800,000	$ 414,700,000	$ 388,100,000
Share - based expense	37,500,000	26,800,000	$ 14,000,000
Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	912,600	878,100
Committee fees	341,300	349,800
Total remuneration	1,253,900	1,227,900
Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	6,427,500	6,233,200
Pension Fund Contribution	557,400	511,900
Cash Incentive	3,368,700	4,280,000
other	580,800	669,800
Share - based expense	5,980,200	4,647,500
LTIP expense	129,400	744,200
Total remuneration	17,044,000	17,086,600
C Carolus [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	231,300	216,000
Committee fees	0	0
Total remuneration	231,300	216,000
R Menell [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	150,500	140,500
Committee fees	0	0
Total remuneration	150,500	140,500
D Ncube [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	30,700	70,900
Committee fees	21,300	49,100
Total remuneration	52,000	120,000
Y Suleman [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	75,900	70,900
Committee fees	72,400	53,300
Total remuneration	148,300	124,200
P Bacchus [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	80,600	76,500
Committee fees	61,100	53,100
Total remuneration	141,700	129,600
S Reid [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	80,600	76,500
Committee fees	55,400	54,100
Total remuneration	136,000	130,600
T Goodlace [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	75,900	70,900
Committee fees	38,400	40,600
Total remuneration	114,300	111,500
A Andani [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	80,600	76,500
Committee fees	40,200	53,300
Total remuneration	120,800	129,800
C Letton [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	80,600	51,000
Committee fees	49,800	20,000
Total remuneration	130,400	71,000
P Mahanyele Dabengwa [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees	25,900
Committee fees	2,700
Total remuneration	28,600
G Wilson [Member] | Non Executive Directors [member]
Disclosure of transactions between related parties [line items]
Directors fees		28,400
Committee fees		26,300
Total remuneration		54,700
N Holland [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	1,251,600	1,186,900
Pension Fund Contribution	26,500	26,300
Cash Incentive	661,500	1,002,200
other	0	0
Share - based expense	1,654,800	1,264,300
LTIP expense	25,500	158,800
Total remuneration	3,619,900	3,638,500
P Schmidt [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	626,600	588,600
Pension Fund Contribution	48,200	48,200
Cash Incentive	306,200	542,700
other	2,100	4,000
Share - based expense	876,200	674,800
LTIP expense	25,300	141,800
Total remuneration	1,884,600	2,000,100
Executive Directors [member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	1,878,200	1,775,500
Pension Fund Contribution	74,700	74,500
Cash Incentive	967,700	1,544,900
other	2,100	4,000
Share - based expense	2,531,000	1,939,100
LTIP expense	50,800	300,600
Total remuneration	5,504,500	5,638,600
L Rivera [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	668,800	626,300
Pension Fund Contribution	72,800	48,400
Cash Incentive	132,900	270,400
other	386,800	253,300
Share - based expense	202,600	156,800
LTIP expense	0	0
Total remuneration	1,463,900	1,355,200
A Baku [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	808,000	784,700
Pension Fund Contribution	185,800	180,500
Cash Incentive	634,800	719,800
other	68,000	150,200
Share - based expense	990,400	784,300
LTIP expense	25,500	146,800
Total remuneration	2,712,500	2,766,300
R Butcher [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	384,500	353,000
Pension Fund Contribution	37,300	37,900
Cash Incentive	192,400	278,500
other	0	0
Share - based expense	238,500	178,900
LTIP expense	0	0
Total remuneration	852,700	848,300
N Chohan [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	367,200	342,800
Pension Fund Contribution	26,500	26,300
Cash Incentive	213,900	288,300
other	1,800	3,300
Share - based expense	341,100	261,400
LTIP expense	6,900	40,300
Total remuneration	957,400	962,400
B Mattison [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	453,600	426,700
Pension Fund Contribution	26,500	26,300
Cash Incentive	271,900	369,900
other	2,500	1,000
Share - based expense	545,100	426,900
LTIP expense	16,400	93,900
Total remuneration	1,316,000	1,344,700
T Harmse [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	369,700	344,700
Pension Fund Contribution	26,500	26,300
Cash Incentive	215,300	290,100
other	7,800	6,800
Share - based expense	433,500	342,200
LTIP expense	13,900	78,200
Total remuneration	1,066,700	1,088,300
A Nagaser [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	243,300	228,100
Pension Fund Contribution	27,000	25,300
Cash Incentive	131,100	192,000
other	400	700
Share - based expense	185,800	143,700
LTIP expense	5,000	24,900
Total remuneration	592,600	614,700
S Mathews [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	438,200	397,500
Pension Fund Contribution	29,500	21,200
Cash Incentive	289,400	326,100
other	4,900	10,000
Share - based expense	399,200	316,400
LTIP expense	10,900	59,500
Total remuneration	1,172,100	1,130,700
M Preece [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	541,700	338,200
Pension Fund Contribution	26,500	16,600
Cash Incentive	168,800	0
other	400	0
Share - based expense	113,000	63,500
LTIP expense	0	0
Total remuneration	850,400	418,300
R Bardien [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	274,300
Pension Fund Contribution	24,300
Cash Incentive	150,500
other	106,100
Share - based expense	0
LTIP expense	0
Total remuneration	555,200
Prescribed Officers [member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary	4,549,300	4,457,700
Pension Fund Contribution	482,700	437,400
Cash Incentive	2,401,000	2,735,100
other	578,700	665,800
Share - based expense	3,449,200	2,708,400
LTIP expense	78,600	443,600
Total remuneration	$ 11,539,500	11,448,000
L Samuel [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary		384,300
Pension Fund Contribution		17,500
Cash Incentive		0
other		198,900
Share - based expense		0
LTIP expense		0
Total remuneration		600,700
R Weston [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary		102,000
Pension Fund Contribution		4,500
Cash Incentive		0
other		7,600
Share - based expense		34,400
LTIP expense		0
Total remuneration		148,500
N Muller [Member] | Key management personnel of entity or parent [member]
Disclosure of transactions between related parties [line items]
Salary		129,400
Pension Fund Contribution		6,600
Cash Incentive		0
other		34,000
Share - based expense		0
LTIP expense		0
Total remuneration		$ 170,000